UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-9391

THE FORESTER FUNDS, INC.

(Exact name of registrant as specified in charter)

100 Field Drive

Lake Forest, Illinois  60045

(Address of principal executive offices)(Zip code)

Thomas H. Forester

Forester Capital Management, Ltd.

100 Field Drive

Lake Forest, Illinois 60045

(Name and address of agent for service)

Registrant's telephone number, including area code: (224) 544-5123

Date of fiscal year end: March 31

Date of reporting period: September 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Forester Discovery Fund

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2010

(Unaudited)

This report is submitted for the general information of shareholders of The Forester Funds.  It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Funds, which contains more information concerning the Funds' investment policies, as well as fees and expenses and other pertinent information.  Read the Prospectus carefully before you invest or send money.

THE FORESTER DISCOVERY FUND

PORTFOLIO ILLUSTRATION

September 30, 2010 (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio investments.

	Forester Discovery Fund
	Schedule of Investments
	September 30, 2010 (Unaudited)

Shares		Value

COMMON STOCKS - 53.40%

Basic Materials - 0.95%
1,050	Posco ADR *	$ 119,679

Consumer Discretionary - 8.15%
3,700	Delhaize Group ADR	267,732
17,390	Panasonic Corp. ADR *	236,156
9,410	Sony Corp. ADR *	290,957
3,210	Toyota Motor Corp. ADR *	229,772
		1,024,617
Consumer Staples - 9.07%
4,130	British American Tobacco Plc ADR	308,552
4,185	Diageo Plc. ADR	288,807
5,300	Fomento Economico Mexicano S. A. ADR	268,869
9,460	Unilever Plc. ADR	275,286
		1,141,514
Energy - 4.70%
4,000	Eni Spa (Italy)	172,720
3,450	Petroleo Brasileiro S A	125,132
2,640	Royal Dutch Shell Plc ADR	159,192
2,600	Total S A ADR	134,160
		591,204
Financial Services - 7.39%
11,485	Allianz SE ADR	129,781
6,100	Banco Santander S. A. ADR	77,226
3,130	Canadian Imperial Bank of Commerce (Canada)	226,737
4,200	Credit Suisse Group AG ADR	178,752
3,130	HSBC Holdings Plc. ADR	158,347
2,200	Toronto Dominion Bank NY	158,972
		929,815
Health Care - 6.92%
5,840	Astrazeneca Plc. ADR	296,088
5,395	Novartis AG ADR *	311,130
7,930	Sanofi Aventis ADR	263,673
		870,891
Industrial Goods - 5.06%
12,695	ABB Ltd. ADR	268,118
3,500	Siemens AG *	368,900
		637,018
Technology - 3.44%
16,975	Nokia Corp. ADR	170,259
5,310	SAP AG ADR	261,836
		432,095
Telecommunications - 5.85%
12,110	BT Group Plc.	265,451
11,270	Nippon Telegraph & Telephone Corp. ADR *	247,038
9,000	Vodafone Group Public Ltd. Co.	223,290
		735,779
Utilities - 1.87%
18,170	Korea Electric Power Corp. ADR *	234,938

TOTAL FOR COMMON STOCKS (Cost $6,530,123) - 53.40%		6,717,550

SHORT TERM INVESTMENTS - 46.56%
5,857,649	Fidelity Institutional Treasury 0.01% ** (Cost $5,857,649)	5,857,649

TOTAL INVESTMENTS (Cost $12,387,772) - 99.96%		12,575,199

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.04%		5,261

NET ASSETS - 100.00%		$ 12,580,460

ADR- American Depositary Receipt

* Non-income producing security during the period.

** Variable rate security; the coupon rate shown represents the yield at September 30, 2010.

The accompanying notes are an integral part of these financial statements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

          Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates,  prepayment speeds, yield curves, default rates and similar data.

          Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of September 30, 2010, in valuing the Fund’s investments carried at value:

	Investments in Securities	Level 1	Level 2	Level 3	Total

	Common Stocks	$ 6,717,550	$ -	$ -	$6,717,550
	Short-Term Investments:
	Fidelity Institutional Treasury	5,857,649	-	-	5,857,649
		$ 12,575,199	$ -	$ -	$12,575,199

The accompanying notes are an integral part of these financial statements.

Forester Discovery Fund
Statement of Assets and Liabilities
September 30, 2010 (Unaudited)

Assets:
Investments in Securities, at Value (Cost $12,387,772)	$ 12,575,199
Cash	3,890
Receivables:
Shareholder Subscriptions	4,600
Dividends and Interest	21,217
Total Assets	12,604,906

Liabilities
Shareholder Redemptions	10,331
Due to Advisor	14,115
Total Liabilities	24,446

Net Assets	$ 12,580,460

Net Assets Consist of:
Paid In Capital	$ 12,471,930
Accumulated Undistributed Net Investment Income	23,740
Accumulated Undistributed Realized Loss on Investments	(102,637)
Unrealized Appreciation in Value of Investments	187,427
Net Assets, for 1,008,861 Shares Outstanding	$ 12,580,460

Net Asset Value Per Share	$ 12.47

The accompanying notes are an integral part of these financial statements.

Forester Discovery Fund
Statement of Operations
For the six months ended September 30, 2010 (Unaudited)

Investment Income:
Dividends (net of $17,566 of foreign tax withheld)	$ 112,254
Interest	309
Total Investment Income	112,563

Expenses:
Advisory Fees (Note 2)	88,823
Total Expenses	88,823

Net Investment Income	23,740

Realized and Unrealized Gain (Loss) on Investments:
Realized Loss on Investments	(77,704)
Change in Unrealized Depreciation on Investments	(312,654)

Net Realized and Unrealized Loss on Investments	(390,358)

Net Decrease in Net Assets Resulting from Operations	$ (366,618)

The accompanying notes are an integral part of these financial statements.

Forester Discovery Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	Year
	Ended	Ended
	9/30/2010	3/31/2010
Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ 23,740	$ (10,280)
Net Realized Gain (Loss) on Investments	(77,704)	71,226
Unrealized Appreciation (Depreciation) on Investments	(312,654)	513,540
Net Increase (Decrease) in Net Assets Resulting from Operations	(366,618)	574,486

Distributions to Shareholders: (Note 5)
Net Investment Income	-	(1,386)
Realized Gains	-	(93,242)
Total Distributions Paid to Shareholders	-	(94,628)

Capital Share Transactions (Note 4)	(1,371,014)	13,642,794

Total Increase (Decrease)	(1,737,632)	14,122,652

Net Assets:
Beginning of Period	14,318,092	195,440

End of Period (Including Undistributed Net Investment Income of $23,740
and $0, respectively)	$ 12,580,460	$ 14,318,092

The accompanying notes are an integral part of these financial statements.

Forester Discovery Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	9/30/2010		3/31/2010	3/31/2009	3/31/2008	3/31/2007	3/31/2006

Net Asset Value, at Beginning of Year	$ 12.75		$ 10.11	$ 10.06	$ 10.11	$ 10.09	$ 10.04

Income From Investment Operations:
Net Investment Income *	0.02		(0.02)	0.19	0.37	0.44	0.28
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.30)		2.73	(0.09)	0.00	0.00	0.00
Total from Investment Operations	(0.28)		2.71	0.10	0.37	0.44	0.28

Distributions:
Net Investment Income	-		-	(0.05)	(0.42)	(0.42)	(0.23)
Realized Gains	-		(0.08)	-	-	-	-
Total from Distributions	-		(0.08)	(0.05)	(0.42)	(0.42)	(0.23)

Net Asset Value, at End of Year	$ 12.47		$ 12.75	$ 10.11	$ 10.06	$ 10.11	$ 10.09

Total Return **	(2.20)%		26.95%	1.02%	3.70%	4.40%	2.86%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 12,580		$ 14,318	$ 195	$ 39	$ 37	$ 36
Ratio of Expenses to Average Net Assets:
Before Waivers	1.35%	***	1.35%	1.35%	1.35%	1.35%	1.35%
After Waivers	1.35%	***	1.35%	0.00%	0.00%	0.00%	0.00%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.36%	***	(0.12)%	1.89%	3.70%	4.30%	2.86%
Portfolio Turnover	4.58%		171.22%	116.02%	0.00%	0.00%	0.00%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
*** Annualized
The accompanying notes are an integral part of these financial statements.

THE FORESTER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Forester Funds, Inc. (the "Company") is an open-end diversified investment company currently offering two series of shares:   The Forester Value Fund and The Forester Discovery Fund.  The Company was incorporated as a Maryland corporation on April 7, 1999.  The accompanying financial statements are those of the Forester Discovery Fund (the "Fund").  The Fund commenced operations on September 10, 1999.

The objective of the Fund is to seek long-term growth of capital.

ACCOUNTING POLICY

The Financial Accounting Standards Board has issued FASB ASC 105 (formerly FASB Statement No. 168), The “FASB Accounting Standards Codification™” and the Hierarchy of Generally Accepted Accounting Principles (“GAAP”) (“ASC 105”). ASC 105 established the FASB Accounting Standards Codification™ (“Codification” or “ASC”) as the single source of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification will become nonauthoritative.

Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it will issue Accounting Standards Updates, which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification.  GAAP is not intended to be changed as a result of the FASB's Codification project, but it will change the way the guidance is organized and presented. As a result, these changes will have a significant impact on how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principals generally accepted in the United States of America.

The Fund adopted FASB Accounting Standards Codification guidance regarding "Disclosures about Derivative Instruments and Hedging Activities" effective April 1, 2009. This guidance requires  enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.  The Fund did not invest in derivative instruments during the six months ended September 30, 2010.

SECURITY VALUATION

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges or such System. Unlisted securities that are not included in such System are valued at the quoted bid prices in the over-the-counter-market.   Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general

THE FORESTER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

supervision and responsibility of the Fund's Board of Directors.   Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

Foreign currency - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

FEDERAL INCOME TAXES

The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and as such will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends. as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS

As is common in the industry, security transactions are accounted for on the trade date (the date the securities are purchased or sold).   Interest income is recorded on the accrual basis.   Bond premiums and discounts are amortized in accordance with Federal income tax regulations. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

THE FORESTER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

USE OF ESTIMATES IN FINANCIAL STATEMENTS

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.   Actual results could differ from those estimates and assumptions.

SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the issuance of these financial statements and has noted no such events.

(2) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT

For the six months ended September 30, 2010, Forester Capital Management, Ltd. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement.  The Advisor furnished all investment advice, office space and certain administrative services, and personnel needed by the Fund.   As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.35% based upon the average daily net assets of the Fund.   For the six months ended September 30, 2010, the Advisor earned $88,823 for Advisory services.  The Fund owed the Advisor $14,115 for advisory fees at September 30, 2010.

DISTRIBUTION AGREEMENT AND PLAN

The Fund has adopted a Distribution Plan pursuant to which the Fund may pay broker-dealers for distributing shares of the Fund.   This expense is limited to 1/4 of 1% of the Fund's average net assets.   For the six months ended September 30, 2010, no such reimbursements were made.

(3) PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short-term investments, aggregated $314,617 and $865,619, respectively, for the six months ended September 30, 2010.

(4) CAPITAL SHARE TRANSACTIONS:

As of September 30, 2010, there were 500,000,000 shares of capital stock with a par value of $.0001 authorized. The total paid in capital totaled $12,471,930. Transactions in capital stock were as follows:

	Six Months Ended September 30, 2010		Year Ended March 31, 2010
	Shares	Amount	Shares	Amount
Shares sold	292,246	$3,590,831	1,718,280	$21,399,708
Shares issued in reinvestment of dividends	-	-	6,882	86,435
Shares redeemed	(406,738)	(4,961,845)	(621,137)	(7,843,349)
Net increase (decrease)	(114,492)	$(1,371,014)	1,104,025	$13,642,794

THE FORESTER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

(5) TAX MATTERS

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. As of March 31, 2010, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and tax cost of investment securities, including short-term investments, were as follows:

Undistributed ordinary income

$             0

Post-October capital loss deferrals

$ (30,672)

    between 11/1/09 & 3/31/10 (a)

Accumulated realized gains

$      9,306

Gross unrealized appreciation on investments

              $   612,000

Gross unrealized depreciation on investments

                 (115,488)

Net unrealized appreciation on investments

             $     496,512

Tax cost of investments *

             $13,848,148

* The difference between book and tax cost of investments represents disallowed wash sales for tax purposes.

(a) These deferrals are considered incurred in the subsequent year.

The tax character of distributions paid during the years ended March 31, 2010 and 2009 are as follows:

2010

2009

Ordinary income

$  1,386

$535

Short-term capital gain

$93,242

$  -

On December 15, 2009 distributions of $.0832 per share, aggregating $94,628 were paid to shareholders of record on December 14, 2009, from ordinary income.

Forester Discovery Fund
Expense Illustration
September 30, 2010 (Unaudited)

Expense Example

As a shareholder of the Forester Discovery Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2010 through September 30, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by  $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	April 1, 2010	September 30, 2010	April 1, 2010 through September 30, 2010

Actual	$1,000.00	$978.04	$6.69
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,018.30	$6.83

* Expenses are equal to the Fund's annualized expense ratio of 1.35%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

THE FORESTER DISCOVERY FUND

DIRECTORS AND OFFICERS (UNAUDITED)

SEPTEMBER 30, 2010

The following table provides information regarding each Director who is not an “interested person” of the Company, as defined in the Investment Company Act of 1940.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Years and Current Directorships
Michael B. Kelley 612 Paddock Lane Libertyville, IL 60048 Age: 50	Director	Indefinite; 11 years	2	Mr. Kelley has been a National Account Executive for Concept Amenities since March, 2009. Prior to that he was a National Account Executive for American Hotel Supply for more than 5 years.
Stanley Simpson 612 Paddock Lane Libertyville, IL 60048 Age: 52	Director	Indefinite; 4 years	2	Stanley Simpson has been a commodities trader on the Chicago Mercantile Exchange for more than five years.
Barry Meyer 612 Paddock Lane Libertyville, IL 60048 Age: 51	Director	Indefinite; 4 years	2	Barry Meyer has been President of Arcspec, a distributor of commercial construction materials for more than five years.

The following table provides information regarding each Director who is an “interested person” of the Company, as defined in the

Investment Company Act of 1940, and each officer of the Trust.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Years and Current Directorships
Thomas H. Forester[1] 612 Paddock Lane Libertyville, IL 60048 Age: 51	Director; President; Treasurer	Indefinite; 11 years	2	Mr. Forester has been the President of the Advisor since 2/99, Officer and Portfolio Manager with Dreman Value Advisors from 5/97 - 1/99.

1 Mr. Forester is a director who is an "interested person" of the Fund by virtue of being an officer of the Fund.  Mr. Forester is also an officer of the investment manager.

Each Director, except Mr. Forester, was paid a total fee of $2,500 for the six months ended September 30, 2010.

THE FORESTER DISCOVERY FUND

ADDITIONAL INFORMATION

SEPTEMBER 30, 2010 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on June 30 and December 31. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on February 25, 2005. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-388-0365, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at 1-800-388-0365 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free 1-800-388-0365 to request a copy of the SAI or to make shareholder inquiries.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of March 31, 2010, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.  Applies to closed-end funds only.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE FORESTER FUNDS, INC.

By /s/Thomas H. Forester

Thomas H. Forester

CEO and CFO

Date December 2, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Thomas H. Forester

Thomas H. Forester

CEO and CFO

Date December 2, 2010